SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Accounting Policies [Abstract]
SCHEDULE OF REVENUE RECOGNITION

The Company recognized the following forms of revenue for the three and six months ended September 30, 2025, and 2024:

	Three months ended September 30		Six months ended September 30
	2025	2024	2025	2024
	$	$	$	$
Technology fees	3,511,454	3,064,814	6,882,846	6,081,064
Device sales	374,341	202,032	876,942	387,525
	3,885,795	3,266,846	7,759,788	6,468,589

The Company recognized the following forms of revenue for the fiscal years ended March 31, 2025 and 2024:

	2025	2024
	$	$
Technology fees	12,591,036	11,249,113
Device sales	1,199,258	814,232
	13,790,294	12,063,345

SCHEDULE OF INVENTORIES
	September 30, 2025	March 31, 2025
	$	$
Raw material	1,019,042	1,225,665
Finished goods	1,237,247	329,720

	2,256,289	1,555,385

	2025	2024
	$	$
Raw material	1,225,665	1,128,700
Finished goods	329,720	750,702

	1,555,385	1,879,402

SCHEDULE OF FAIR VALUE OF FINANCIAL INSTRUMENTS

The fair value of financial instruments measured on a recurring basis is as follows:

	As of September 30, 2025
Description	Total	Level 1	Level 2	Level 3
Assets:
Total assets at fair value	$—	—	$—	$—

Liabilities:
Derivative liabilities, short-term	$443,583	$—	$—	$443,583
Derivative liabilities, long-term	1,382,103	—	—	1,382,103
Total liabilities at fair value	$1,825,686	$—	$—	$1,825,686

BIOTRICITY INC. CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSSFOR THE THREE AND SIX MONTHS ENDED SEPTEMBER 30, 2025 AND 2024 (unaudited) (Expressed in US Dollars)

	As of March 31, 2025
Description	Total	Level 1	Level 2	Level 3
Assets:
Total assets at fair value	$—	$—	$—	$—

Liabilities:
Derivative liabilities, short-term	$424,200	$—	$—	$424,200
Derivative liabilities, long-term	1,478,717	—	—	1,478,717
Total liabilities at fair value	$1,902,917	$—	$—	$1,902,917

The fair value of financial instruments measured on a recurring basis is as follows:

	As of March 31, 2025
Description	Total	Level 1	Level 2	Level 3
Assets:
Cash	$365,145	$365,145	$—	$—
Total assets at fair value	$365,145	$365,145	$—	$—

Liabilities:
Derivative liabilities, short-term	$424,200	$—	$—	$424,200
Derivative liabilities, long-term	1,478,717	$—	$—	$1,478,717
Total liabilities at fair value	$1,902,917	$—	$—	$1,902,917

	As of March 31, 2024
Description	Total	Level 1	Level 2	Level 3
Assets:
Cash	$786,060	$786,060	$—	$—
Total assets at fair value	$786,060	$786,060	$—	$—

Liabilities:
Derivative liabilities, short-term	$991,866	$—	$—	$991,866
Derivative liabilities, long-term	1,435,668	—	—	1,435,668
Total liabilities at fair value	$2,427,534	$—	$—	$2,427,534

SCHEDULE OF PROPERTY AND EQUIPMENT ESTIMATED USEFUL LIVES
Office equipment	5 years
Leasehold improvement	5 years

Office equipment	5 years
Leasehold improvement	5 years